CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities:
Net loss	$ (13,698,000)	¥ (88,735,000)	¥ (6,841,000)	¥ (34,229,000)
Depreciation of property and equipment	23,667,000	153,313,000	94,826,000	59,876,000
Amortization of intangible assets and land use right	663,000	4,298,000	2,202,000	1,892,000
Allowance for doubtful accounts	(600,000)	(3,892,000)	46,977,000	23,722,000
Impairment of an available for sales		0	0	1,217,000
(Gain) loss from disposal of property and equipment	21,000	137,000	(1,076,000)	(1,637,000)
Deferred tax expense (benefit)	(3,902,000)	(25,279,000)	(14,934,000)	13,104,000
Interest expense	730,000	4,729,000	2,031,000	1,899,000
Foreign exchange loss (gain)	(1,391,000)	(9,009,000)	(3,916,000)	3,308,000
Gain from sale of available-for-sale investments				(1,413,000)
Share-based compensation	7,503,000	48,606,000	17,037,000	11,852,000
Changes in operating assets and liabilities:
Accounts receivable	12,396,000	80,296,000	(60,234,000)	(99,739,000)
Prepaid expense and other current assets	(11,949,000)	(77,405,000)	487,000	(19,309,000)
Long term deposits and other non-current assets	(5,404,000)	(35,009,000)	(19,042,000)	(31,982,000)
Amounts due to (from) related parties			(703,000)	8,299,000
Accounts payable	(7,754,000)	(50,227,000)	52,071,000	97,351,000
Accrued employee benefits	162,000	1,048,000	1,094,000	7,838,000
Deferred government grant	(1,939,000)	(12,561,000)	13,000,000	21,000,000
Accrued expenses and other payables	121,869,000	789,445,000	148,463,000	70,526,000
Income tax payable	(1,432,000)	(9,279,000)	8,944,000	(12,138,000)
Net cash provided by operating activities	118,942,000	770,476,000	280,386,000	121,437,000
Cash flows from investing activities:
Purchases of property and equipment, intangible assets and land use right	(13,920,000)	(90,172,000)	(253,252,000)	(97,926,000)
Cash paid for entrusted loan				(6,233,000)
Cash received from entrusted loan				6,233,000
Cash paid for short term investments (Note 10)	(7,719,000)	(50,000,000)
Cash paid for long term investments (Note 11)	(356,000)	(2,302,000)	(13,260,000)	(18,554,000)
Cash received from sales of available-for-sale investments (Note 11)				57,260,000
Prepayment made for land use right (Note 9)				(41,678,000)
Cash paid for cloud infrastructure construction in progress (Note 9)	(44,822,000)	(290,345,000)	(161,488,000)	(12,236,000)
Proceeds from disposal of property and equipment	73,000	470,000	6,282,000	262,000
Net cash used in investing activities	(66,744,000)	(432,349,000)	(421,718,000)	(112,872,000)
Cash flows from financing activities:
Consideration paid to selling shareholders (Note 22)			(183,858,000)
Proceeds received on behalf of selling shareholders (Note 22)			183,858,000
Proceeds from issuance of ordinary shares (Note 22)			158,044,000
Proceeds from bank borrowings			81,540,000	60,000,000
Repayment of bank borrowings	(10,371,000)	(67,180,000)	(62,840,000)
Proceeds from employee share options exercised	2,623,000	16,993,000	13,975,000	15,683,000
Changes in restricted cash (Note 12)	10,527,000	68,191,000	(8,191,000)	(60,000,000)
Payment of capital lease obligation	(4,971,000)	(32,202,000)	(4,909,000)
Payment for repurchase of ordinary shares	(14,494,000)	(93,891,000)
Investment from minority shareholder	199,000	1,292,000
Net cash provided by (used in) financing activities	(16,487,000)	(106,797,000)	177,619,000	15,683,000
Net increase in cash and cash equivalents	35,711,000	231,330,000	36,287,000	24,248,000
Cash and cash equivalents at beginning of the year	58,026,000	375,879,000	338,092,000	317,137,000
Effect of foreign exchange rate changes on cash	1,391,000	9,009,000	1,500,000	(3,293,000)
Cash and cash equivalents at end of the year (Note 4)	95,128,000	616,218,000	375,879,000	338,092,000
Supplemental disclosures of cash flow information:
Income taxes paid	2,056,000	13,319,000	2,862,000	5,748,000
Interest paid	1,295,000	8,389,000	6,903,000	1,685,000
Interest received	713,000	4,618,000	5,529,000	2,513,000
Supplemental disclosures of non-cash activities:
Acquisition of property and equipment included in accrued expenses and other payables	(4,977,000)	(32,241,000)	(146,425,000)	¥ (26,629,000)
Acquisition of property and equipment through capital leases	$ 29,286,000	¥ 189,708,000	¥ 37,728,000